Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
iShares iBonds Dec 2033 Term Treasury ETF | iShares iBonds Dec 2033 Term Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	8.20%	(0.78%)